Equity Investments - Condensed financial information of equity method investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating data:
Revenues	$ 32,093	¥ 220,656	¥ 171,335	¥ 103,038
Gross profit	20,464	140,701	101,424	63,135
Net (loss)/ income	254	1,747	2,562	(22,888)
PNM's share of net (loss)/income, net of impairments, of equity method investees	778	5,352	6,796	(1,776)
Balance sheet data:
Current assets	36,272		161,295		¥ 249,386
Non-current assets	2,971		23,066		20,428
Current liabilities	41,698		204,697		¥ 286,695
Equity method investees
Operating data:
Net (loss)/ income	$ 84	¥ 577	¥ 2,562	¥ (22,888)